Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000015708 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015708 | 969457100 | Williams Cos., Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015708 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015708 | 235851102 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015708 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015708 | 018802108 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015708 | 025537101 | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015708 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015708 | G1151C101 | Accenture plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015708 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015708 | 31846V567 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015708 | 053611109 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015708 | 02079K305 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015708 | 025537101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015708 | 742718109 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000015708 | 166764100 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000015708 | 98978V103 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000015708 | 872540109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000015708 | 032095101 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000015708 | 320517105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000015708 | 00724F101 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000015708 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000015708 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000244749 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244749 | 969457100 | Williams Cos., Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244749 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244749 | 235851102 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244749 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244749 | 018802108 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244749 | 025537101 | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244749 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244749 | G1151C101 | Accenture plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244749 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244749 | 31846V567 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000244749 | 053611109 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244749 | 02079K305 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244749 | 025537101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244749 | 742718109 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000244749 | 166764100 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000244749 | 98978V103 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000244749 | 872540109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000244749 | 032095101 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000244749 | 320517105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000244749 | 00724F101 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000244749 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000244749 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015712 | 159864107 | Charles River Laboratories International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015712 | 913259107 | Unitil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015712 | G0692U109 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015712 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015712 | 053611109 | Avery Dennison Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015712 | 655663102 | Nordson Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015712 | 03820C105 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015712 | 781846209 | Rush Enterprises, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015712 | 759509102 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015712 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015712 | 31846V567 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015712 | 650111107 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015712 | 05550J101 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015712 | 85254J102 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015712 | 049560105 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015712 | 26701L100 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015712 | 626755102 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000015712 | 420261109 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000015712 | 042744102 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000015712 | 759916109 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000015712 | 50216C108 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000015712 | L44385109 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000015712 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000015712 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244750 | 159864107 | Charles River Laboratories International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244750 | 913259107 | Unitil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244750 | G0692U109 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244750 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244750 | 053611109 | Avery Dennison Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244750 | 655663102 | Nordson Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244750 | 03820C105 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244750 | 781846209 | Rush Enterprises, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244750 | 759509102 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244750 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244750 | 31846V567 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244750 | 650111107 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244750 | 05550J101 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244750 | 85254J102 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244750 | 049560105 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244750 | 26701L100 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244750 | 626755102 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244750 | 420261109 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000244750 | 042744102 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000244750 | 759916109 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000244750 | 50216C108 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000244750 | L44385109 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000244750 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000244750 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015709 | U.S. Treasury Notes_1.5_2030-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015709 | U.S. Treasury Notes_2.375_2029-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015709 | U.S. Treasury Notes_2.75_2028-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015709 | Cisco Systems, Inc._4.85_2029-02-26
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015709 | Bank of America Corp._5.202_2029-04-25
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015709 | Morgan Stanley_3.591_2028-07-22
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015709 | U.S. Treasury Notes_2.75_2027-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015709 | Union Pacific Corp._3.95_2028-09-10
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015709 | Emerson Electric Co._2_2028-12-21
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015709 | Enterprise Products Operating, LLC_5.05_2026-01-10
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015709 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015709 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015709 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015709 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000015709 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000015709 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000015709 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000015709 | Finance
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000015709 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015709 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000015709 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000015709 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015709 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015709 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000244751 | Bank of America Corp._5.202_2029-04-25
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244751 | U.S. Treasury Bonds_4.25_2039-05-15
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244751 | U.S. Treasury Bonds_2.25_2041-05-15
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244751 | U.S. Treasury Bonds_3.125_2044-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244751 | U.S. Treasury Notes_4_2034-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244751 | U.S. Treasury Bonds_3_2044-11-15
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244751 | FNMA_1.52_2035-08-21_2022-25
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244751 | Florida Power & Light Co._5.1_2033-04-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244751 | FHLMC_3_2052-08-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244751 | U.S. Treasury Notes_4.125_2032-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244751 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244751 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000244751 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000244751 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000244751 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000244751 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000244751 | Finance
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000244751 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244751 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244751 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000244751 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000244751 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000244751 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000244751 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200604 | Bank of America Corp._5.202_2029-04-25
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200604 | U.S. Treasury Bonds_4.25_2039-05-15
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000200604 | U.S. Treasury Bonds_2.25_2041-05-15
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000200604 | U.S. Treasury Bonds_3.125_2044-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200604 | U.S. Treasury Notes_4_2034-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200604 | U.S. Treasury Bonds_3_2044-11-15
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200604 | FNMA_1.52_2035-08-21_2022-25
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200604 | Florida Power & Light Co._5.1_2033-04-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200604 | FHLMC_3_2052-08-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200604 | U.S. Treasury Notes_4.125_2032-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200604 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200604 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000200604 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000200604 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000200604 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000200604 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000200604 | Finance
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000200604 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200604 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200604 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000200604 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000200604 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000200604 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000200604 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015718 | Bank of America Corp._5.202_2029-04-25
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015718 | U.S. Treasury Bonds_4.25_2039-05-15
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000015718 | U.S. Treasury Bonds_2.25_2041-05-15
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000015718 | U.S. Treasury Bonds_3.125_2044-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015718 | U.S. Treasury Notes_4_2034-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015718 | U.S. Treasury Bonds_3_2044-11-15
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015718 | FNMA_1.52_2035-08-21_2022-25
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015718 | Florida Power & Light Co._5.1_2033-04-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015718 | FHLMC_3_2052-08-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015718 | U.S. Treasury Notes_4.125_2032-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015718 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000015718 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015718 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000015718 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000015718 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000015718 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000015718 | Finance
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000015718 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015718 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000015718 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000015718 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000015718 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015718 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000015718 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015717 | U.S. Treasury Notes_4_2034-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015717 | U.S. Treasury Notes_2.875_2032-05-15
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000015717 | U.S. Treasury Notes_2.75_2032-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015717 | U.S. Treasury Notes_0.875_2030-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000015717 | U.S. Treasury Notes_3.5_2030-01-31
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015717 | U.S. Treasury Notes_3.875_2030-09-30
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015717 | U.S. Treasury Notes_4_2030-02-28
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015717 | FHLB_4.75_2032-12-10
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015717 | U.S. Treasury Notes_4.375_2034-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015717 | U.S. Bancorp_5.384_2030-01-23_CC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015717 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015717 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015717 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000015717 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000015717 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000015717 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000015717 | Finance
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000015717 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015717 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015717 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000015717 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000015717 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015717 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015717 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000015717 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200603 | U.S. Treasury Notes_4_2034-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000200603 | U.S. Treasury Notes_2.875_2032-05-15
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000200603 | U.S. Treasury Notes_2.75_2032-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200603 | U.S. Treasury Notes_0.875_2030-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200603 | U.S. Treasury Notes_3.5_2030-01-31
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000200603 | U.S. Treasury Notes_3.875_2030-09-30
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200603 | U.S. Treasury Notes_4_2030-02-28
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200603 | FHLB_4.75_2032-12-10
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200603 | U.S. Treasury Notes_4.375_2034-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200603 | U.S. Bancorp_5.384_2030-01-23_CC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200603 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200603 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200603 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000200603 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000200603 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000200603 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000200603 | Finance
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000200603 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200603 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200603 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000200603 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000200603 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200603 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200603 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000200603 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015716 | U.S. Treasury Notes_2.375_2029-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015716 | U.S. Treasury Notes_2.625_2029-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015716 | MPLX, L.P._1.75_2026-03-01
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015716 | JPMorgan Chase & Co._3.54_2028-05-01
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015716 | Essex Portfolio, L.P._3.375_2026-04-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015716 | Florida Power & Light Co._4.4_2028-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015716 | Johnson Controls International plc_3.9_2026-02-14
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015716 | Verizon Communications, Inc._2.1_2028-03-22
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015716 | Cisco Systems, Inc._4.8_2027-02-26
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015716 | U.S. Bancorp_3.1_2026-04-27_MTN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015716 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015716 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015716 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000015716 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000015716 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000015716 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000015716 | Finance
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000015716 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015716 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000015716 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000015716 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015716 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000200602 | U.S. Treasury Notes_2.375_2029-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200602 | U.S. Treasury Notes_2.625_2029-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200602 | MPLX, L.P._1.75_2026-03-01
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200602 | JPMorgan Chase & Co._3.54_2028-05-01
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200602 | Essex Portfolio, L.P._3.375_2026-04-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200602 | Florida Power & Light Co._4.4_2028-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200602 | Johnson Controls International plc_3.9_2026-02-14
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200602 | Verizon Communications, Inc._2.1_2028-03-22
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200602 | Cisco Systems, Inc._4.8_2027-02-26
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200602 | U.S. Bancorp_3.1_2026-04-27_MTN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200602 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200602 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200602 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000200602 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000200602 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000200602 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000200602 | Finance
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000200602 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200602 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000200602 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000200602 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200602 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000229855 | U.S. Treasury Notes_2.875_2032-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229855 | FNMA_3.5_2050-08-01
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229855 | FHLMC_2_2042-05-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229855 | Target Corp._5_2035-04-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229855 | FNMA_2_2042-08-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229855 | Cisco Systems, Inc._5.05_2034-02-26
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229855 | PepsiCo, Inc._5_2035-02-07_2020 D
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229855 | Truist Financial Corp._2.25_2030-03-11
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229855 | U.S. Bancorp_4.967_2033-07-22_BB
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229855 | U.S. Treasury Bonds_2.375_2042-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229855 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000229855 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000229855 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000229855 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000229855 | Finance
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000229855 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000229855 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229855 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000229855 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000229855 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000229855 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015715 | Ohio Higher Education Facilities Revenue - Denison University_5_2053-11-01_2021-A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015715 | Ohio State Water Development Authority Revenue_5_2046-06-01_2021
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015715 | Pennsylvania Economic Development Financing Authority UPMC Revenue_5_2060-03-15_2025-A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015715 | Kings LSD Ohio School Improvement_5.25_2054-12-01_2024
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015715 | FHLMC_2.55_2035-06-15_M-053
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015715 | Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health_4_2036-01-01_2017-A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015715 | Black Belt Energy Gas District Alabama Gas Project Revenue Refunding_5.5_2049-06-01_D-1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015715 | Miami University Ohio General Receipts Revenue_4_2045-09-01_2020-A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015715 | Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's_5_2041-11-15_2019-CC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015715 | Energy Southeast Alabama Cooperative District Energy Supply Revenue_5.251_2054-07-01_B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015715 | North Dakota
Holdings [Line Items]
Percent of Total Investments	0.30%
C000015715 | Illinois
Holdings [Line Items]
Percent of Total Investments	0.30%
C000015715 | Tennessee
Holdings [Line Items]
Percent of Total Investments	0.30%
C000015715 | Florida
Holdings [Line Items]
Percent of Total Investments	0.60%
C000015715 | Georgia
Holdings [Line Items]
Percent of Total Investments	0.60%
C000015715 | North Carolina
Holdings [Line Items]
Percent of Total Investments	0.60%
C000015715 | Michigan
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015715 | Virginia
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015715 | Colorado
Holdings [Line Items]
Percent of Total Investments	1.90%
C000015715 | Missouri
Holdings [Line Items]
Percent of Total Investments	1.90%
C000015715 | N/A
Holdings [Line Items]
Percent of Total Investments	3.10%
C000015715 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.50%
C000015715 | Kentucky
Holdings [Line Items]
Percent of Total Investments	4.10%
C000015715 | Indiana
Holdings [Line Items]
Percent of Total Investments	5.50%
C000015715 | Texas
Holdings [Line Items]
Percent of Total Investments	5.50%
C000015715 | Alabama
Holdings [Line Items]
Percent of Total Investments	6.60%
C000015715 | Ohio
Holdings [Line Items]
Percent of Total Investments	62.80%
C000015715 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000015715 | AA
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000015715 | A
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000015715 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000015715 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015715 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000015715 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	99.60%